FINANCIAL INVESTMENTS (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL INVESTMENTS
Financial assets measured at fair value through profit or loss - Investment funds (*)	₺ 1,592,056	₺ 28,929
Financial assets carried at amortized cost - Eurobonds (**)	130,688
Financial investments	₺ 1,722,744	₺ 28,929
Interest rate of debt instruments at amortized cost denominated in USD	6.24%	0.00%